SEMIANNUAL REPORT
================================================================================


[LOGO] Nvest Funds(SM)
       Where The Best Minds Meets (R)

--------------------------------------------------------------------------------


                                                        Nvest Money Market Funds

                                                                 Where
                                                                The Best
                                                             Minds Meet (R)


-----------------
December 31, 1999
-----------------

================================================================================


                                                                   February 2000
--------------------------------------------------------------------------------

[PHOTO]
John T. Hailer
President and Chief
Executive Officer
Nvest Funds


"We expect 2000 to be a year of innovation, as we work on new investment options for you, our shareholders, and your financial advisers."


After serving as Executive Vice President for Sales and Marketing since 1998, I became President of Nvest Funds late last year. Bruce Speca, my predecessor, has moved on to head up a new Internet venture affiliated with the parent company of our funds. It's especially exciting for me to be assuming my new responsibilities as we begin a new century and introduce a new identity for our fund family.

We expect 2000 to be a year of innovation, as we work on new investment options for you, our shareholders, and your financial advisers. At the same time, our commitment to bringing you funds led by some of the Best Minds in the industry remains our core business principle.

A new name, the same Best Minds

On February 1, New England Funds became Nvest Funds. We chose this new name primarily to emphasize our affiliation with Nvest Companies, L.P., our corporate parent and a major financial organization with over $133 billion in assets under management (as of 12/31/99) through 18 affiliated companies.

The companies that comprise Nvest represent a breadth of investment resources and experience that is difficult to match. As an Nvest affiliate, we call on an impressive roster of Best Minds to manage our funds. The recent addition of the Kobrick Funds to our fund family extends that tradition.

1999 in review

Last year, the market focused on technology companies and large-capitalization growth stocks. Value-oriented equity investors are still waiting for a shift in investor sentiment, and bond investors felt the negative price impact of rising interest rates. The following pages discuss how your fund's managers addressed those challenges. Short-term results notwithstanding, I believe most investors would do well to own an array of investment types in a well thought-out asset allocation plan.

I look forward to working with you and your financial adviser as you invest toward your personal goals. For our part, we are committed to supporting you with quality investment products and outstanding customer service.

                                                              /s/ John T. Hailer

--------------------------------------------------------------------------------
NOT FDIC INSURED                MAY LOSE VALUE                 NO BANK GUARANTEE
--------------------------------------------------------------------------------

================================================================================


                                         Annualized Seven-Day Yields -- 12/31/99
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                  Class A,B & C       Class Y
Cash Management Trust -- Money Market Series          5.58%            5.17%
--------------------------------------------------------------------------------
                                                  Class A & B
Tax Exempt Money Market Trust                         3.67%             --
--------------------------------------------------------------------------------

Yields will fluctuate with changes in market conditions.
The seven day money market yield reflects the Funds' current earnings more closely than total returns.

                                        Average Annual Total Returns -- 12/31/99

Cash Management Trust -- Money Market Series
--------------------------------------------------------------------------------
Class A (Inception 7/10/78)    6 Months     1 Year    5 Years       10 Years
Net Asset Value(1)               2.36%       4.51%     4.88%          4.75%
--------------------------------------------------------------------------------
Class B (Inception 9/13/93)    6 Months     1 Year    5 Years    Since Inception
Net Asset Value(1)               2.36%       4.51%     4.88%          4.54%
--------------------------------------------------------------------------------
Class C (Inception 3/1/98)     6 Months     1 Year    5 Years    Since Inception
Net Asset Value(1)               2.36%       4.51%      --            4.70%
--------------------------------------------------------------------------------
Class Y (Inception 2/27/98)    6 Months     1 Year    5 Years    Since Inception
Net Asset Value(1)               2.29%       4.40%      --            4.63%
--------------------------------------------------------------------------------

Tax Exempt Money Market Trust
--------------------------------------------------------------------------------
Class A (Inception 4/21/83)    6 Months     1 Year    5 Years       10 Years
Net Asset Value(1)               1.44%       2.77%     3.17%         3.25%
--------------------------------------------------------------------------------
Class B (Inception 9/13/93)    6 Months     1 Year    5 Years    Since Inception
Net Asset Value(1)               1.44%       2.77%     3.17%         3.05%
--------------------------------------------------------------------------------


(1) Investment results in this table represent annual returns including reinvestment of distributions. Figures quoted above represent past performance and are not a guarantee of future results.

                            NVEST MONEY MARKET FUNDS
================================================================================


                                           Interview with Your Portfolio Manager
--------------------------------------------------------------------------------

Robust economic growth and rising interest rates were the main stories in the money markets in the second half of 1999. The strength of the economy was evidenced by solid retail and vehicle sales, a vibrant housing market and fervent industrial activity. In addition, employment and income posted solid growth throughout the year.

The Federal Reserve Board, faced with this evidence demonstrating growth above the level at which inflation pressures are usually expected to surface, embarked on a steady program of tightening monetary policy by raising short-term interest rates. While most inflationary measures remained relatively benign, the Fed hoped to slow the economy just enough to soften growth and head off any chance that inflation would appear. To do so, the Fed raised key short-term interest rates a total of three times, in June just before the beginning of the period covered by this report, in August and again in November.

As we closed 1999, the market's somewhat volatile performance belied two conflicting sentiments. On the one hand, there was comfort: We had reached a plateau when the Fed brought back rates to where they had been before the three rate cuts of 1998. On the other hand, growth remained strong enough to convince most market observers that the Fed would probably continue implementing rate hikes in the first part of the year 2000.

Cash Management Trust

[PHOTO]
John Maloney
Back Bay Advisors, L.P.

Q. How did Cash Management Trust perform during the six months ending December 31, 1999?

Cash Management Trust maintained a constant $1.00(1) share price throughout the period and was able to provide a total return of 2.36% (based on the net asset value of Class A shares) for the six months ending December 31, 1999. The Fund's return included the reinvestment of $0.0221 per share in income distributions during the past six months. As of December 31, 1999, Cash Management Trust's seven-day yield was 5.58%.

                            NVEST MONEY MARKET FUNDS
================================================================================


--------------------------------------------------------------------------------

Q.   What was your strategy?

We extended the Fund's average maturity whenever market rates increased in order to take advantage of emerging attractive yields. The money market typically experiences year-end selling pressure, with corresponding increases in yields to attract buyers. As this transpired, we took the opportunity to pick up additional yield by investing more of the Fund's assets in securities maturing in the year 2000.

Q.   What is your outlook?

The Federal Reserve Board has sent clear signals it remains concerned that continued strong economic growth could result in a build-up in inflationary pressures. As a result, we believe the Fed could raise rates again early in 2000. Therefore, we will look to invest in securities that will mature in the first quarter of 2000 with the intent of reinvesting those assets at higher rates if the Fed decides to continue to hike rates further.


  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

                           Portfolio Mix -- 12/31/99

                    Commericial Paper             72.3%
                    Certicates of Deposit         25.5%
                    Bankers Note & Other           2.2%

Portfolio holdings and asset allocation will vary.

(1) An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                            NVEST MONEY MARKET FUNDS
================================================================================

--------------------------------------------------------------------------------

Tax Exempt Money Market Trust

Q. How did Tax Exempt Money Market Trust perform during the six months that ended December 31, 1999?

Tax Exempt Money Market Trust maintained its $1.00(1) share price throughout the period and was able to provide a total return of 1.44% (based on the net asset value of Class A shares) for the six months ending December 31, 1999. The Fund's return included the reinvestment of $0.0136 per share in income distributions over the past six months. As of December 31, 1999, the Fund's seven-day yield was 3.67%, which translates into a taxable equivalent yield of 6.07% for investors in the highest federal tax bracket of 39.6%.(2)

Q.   What was your strategy?

Seasonal supply and demand factors affect the short-term tax-exempt market. In June most issuers come to market with new securities to meet their funding needs. At that time, we took the opportunity to purchase one-year, fixed-rate securities that enabled us to lock in attractive yields. In December, variable rate securities typically experience increases in yields because of mutual fund redemptions and increased pressure on securities dealers to eliminate inventory from their books by the end of the year. As a result, the Fund looked for yield opportunities in variable-rate securities toward the end of the year.

Q.   What is your outlook?

Apparently, the Federal Reserve Board remains concerned that the economy is still growing at a rate that normally spurs inflation. Therefore, we expect to see additional Fed rate hikes early in 2000. We plan to take advantage of any and all rate increases, as well as the seasonal factors that reveal opportunities in our market.

(1) An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

(2) A portion of income may be subject to state, federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

The portfolio manager's commentary reflects the conditions and actions taken during the reporting period, which are subject to change. A shift in opinion many result in strategic and other portfolio changes.

                    CASH MANAGEMENT TRUST MONEY MARKET SERIES
================================================================================

Investments as of December 31, 1999
(unaudited)

Investments--99.0% of Total Net Assets

  Principal
   Amount            Description                                                                              Value (a)
------------------------------------------------------------------------------------------------------------------------
                     BANK NOTE--1.2%
$ 10,000,000         Travelers Insurance Co., 6.476%, 1/01/2000 (b) ..................................      $ 10,000,000
                                                                                                            ------------
                     Total Bank Note (Cost $10,000,000) ..............................................        10,000,000
                                                                                                            ------------
                     CERTIFICATES OF DEPOSIT--22.7%
   5,000,000         Deutsche Bank AG New York, 5.000%, 1/06/2000 ....................................         4,998,897
   8,000,000         Toronto Dominion Bank, 4.990%, 1/07/2000 ........................................         7,999,962
  17,000,000         Commerzbank AG New York, 5.010%, 1/10/2000 ......................................        16,999,823
   6,200,000         Svenska Handelsbanken, 6.060%, 1/14/2000 ........................................         6,199,192
  10,000,000         Dresdner Bank AG, 6.120%, 1/19/2000 .............................................        10,000,093
   9,000,000         Royal Bank of Canada, 4.980%, 1/24/2000 .........................................         8,994,767
   5,000,000         Svenska Handelsbanken, 6.060%, 1/24/2000 ........................................         5,000,190
   9,000,000         Canadian Imperial Bank of Commerce, 5.000%, 1/27/2000 ...........................         8,996,866
   3,000,000         Commerzbank AG New York, 4.975%, 2/01/2000 ......................................         2,996,567
   1,000,000         Deutsche Bank AG New York, 4.970%, 2/02/2000 ....................................           998,938
   8,000,000         Canadian Imperial Bank of Commerce, 5.010%, 2/07/2000 ...........................         7,999,687
  18,000,000         Deutsche Bank AG New York, 5.050%, 2/09/2000 ....................................        17,997,631
  10,000,000         Toronto Dominion Bank, 5.050%, 2/14/2000 ........................................         9,996,920
   3,000,000         Commerzbank AG New York, 5.085%, 2/16/2000 ......................................         2,999,872
  10,000,000         Rabobank Nederland NV, 5.125%, 2/18/2000 ........................................         9,999,900
   2,000,000         Toronto Dominion Bank, 5.270%, 3/02/2000 ........................................         1,999,637
   8,000,000         Canadian Imperial Bank of Commerce, 5.270%, 3/03/2000 ...........................         8,000,719
   3,000,000         Societe Generale, 6.000%, 3/14/2000 .............................................         2,998,757
  10,000,000         Bank of Montreal Chicago, 5.170%, 3/15/2000 .....................................         9,999,414
  10,000,000         Societe Generale, 5.200%, 3/15/2000 .............................................        10,000,001
   1,000,000         Commerzbank AG New York, 5.230%, 5/11/2000 ......................................           999,926
   5,000,000         Bank of Montreal Chicago, 5.200%, 5/12/2000 .....................................         4,999,130
   6,000,000         Commerzbank AG New York, 5.295%, 5/19/2000 ......................................         5,998,792
   5,000,000         UBS AG Stamford, 5.700%, 7/27/2000 ..............................................         4,998,635
  15,000,000         UBS AG Stamford, 6.240%, 12/06/2000 .............................................        14,992,012
                                                                                                            ------------
                     Total Certificates of Deposit (Cost $187,166,328) ...............................       187,166,328
                                                                                                            ------------
                     CERTIFICATES OF DEPOSIT (EURODOLLARS)--2.8%
  20,000,000         Barclays Bank PLC, 5.030%, 1/04/2000 ............................................        19,997,867
   3,000,000         ABN Amro Bank NV London, 5.790%, 1/18/2000 ......................................         2,999,759
                                                                                                            ------------
                     Total Certificates of Deposit (Eurodollars) (Cost $22,997,626) ..................        22,997,626
                                                                                                            ------------
                     COMMERCIAL PAPER--72.3%
                     Agriculture--1.2%

   5,000,000         Monsanto Co., 5.750%, 1/24/2000 .................................................         4,981,632
   5,000,000         Monsanto Co., 6.000%, 3/21/2000 .................................................         4,933,333
                                                                                                            ------------
                                                                                                               9,914,965
                                                                                                            ------------
                     Asset Backed--1.3%
   3,000,000         Clipper Receivables Corp., 6.550%, 1/14/2000 ....................................         2,992,904
   8,100,000         Clipper Receivables Corp., 6.120%, 2/10/2000 ....................................         8,044,920
                                                                                                            ------------
                                                                                                              11,037,824
                                                                                                            ------------


              See accompanying notes to financial statements.

================================================================================

Investments as of December 31, 1999
(unaudited)

Investments--continued

  Principal
   Amount            Description                                                                              Value (a)
------------------------------------------------------------------------------------------------------------------------
                     Automotive--8.2%
$ 15,000,000         Ford Motor Credit Corp. Canada, 5.940%, 1/12/2000 ...............................      $ 14,972,775
  22,000,000         General Motors Acceptance Corp., 5.410%, with various maturities to 2000(c) .....        21,940,791
   2,000,000         General Motors Acceptance Corp., 5.780%, 1/25/2000 ..............................         1,992,293
  10,000,000         General Motors Acceptance Corp., 5.220%, 1/28/2000 ..............................         9,960,850
   5,000,000         General Motors Acceptance Corp., 5.990%, 1/28/2000 ..............................         4,977,538
   5,200,000         Ford Motor Credit Corp. Canada, 5.750%, 2/11/2000 ...............................         5,165,947
   1,000,000         General Motors Acceptance Corp., 6.280%, 2/14/2000 ..............................           992,324
   4,000,000         American Honda Finance Corp., 5.850%, 2/15/2000 .................................         3,970,750
   3,400,000         American Honda Finance Corp., 5.850%, 2/18/2000 .................................         3,373,480
                                                                                                            ------------
                                                                                                              67,346,748
                                                                                                            ------------
                     Banks--16.2%
  10,000,000         UBS Finance Delaware, Inc., 4.000%, 1/03/2000 ...................................         9,997,778
  10,000,000         Dresdner Bank AG, 5.890%, 1/06/2000 .............................................         9,991,819
   7,000,000         Bank of Nova Scotia, 5.720%, 1/07/2000 ..........................................         6,993,327
   4,000,000         Dresdner Bank AG, 6.270%, 1/07/2000 .............................................         3,995,820
   5,000,000         Societe Generale Canada, 6.100%, 1/07/2000 ......................................         4,994,917
  11,000,000         Bank of Nova Scotia, 5.960%, 1/14/2000 ..........................................        10,976,325
  10,000,000         Dresdner Bank AG, 5.820%, 1/18/2000 .............................................         9,972,517
   6,705,000         Dresdner Bank AG, 5.850%, 1/18/2000 .............................................         6,686,477
   6,000,000         Citicorp, 5.750%, 1/19/2000 .....................................................         5,982,750
  10,000,000         Commerzbank AG, 5.780%, 1/21/2000 ...............................................         9,967,889
  15,000,000         Svenska Handelsbanken, 6.000%, 2/03/2000 ........................................        14,917,500
  10,000,000         Wells Fargo & Co., 5.990%, 2/08/2000 ............................................         9,936,772
  20,000,000         Wells Fargo & Co., 6.000%, 2/10/2000 ............................................        19,866,667
   5,000,000         Wells Fargo & Co., 5.760%, 2/22/2000 ............................................         4,958,400
   5,000,000         Wells Fargo & Co., 6.000%, 3/17/2000 ............................................         4,936,667
                                                                                                            ------------
                                                                                                             134,175,625
                                                                                                            ------------
                     Diversified Conglomerates--1.8%
  10,000,000         USAA Capital Corp., 5.750%, 1/18/2000 ...........................................         9,972,847
   5,000,000         USAA Capital Corp., 6.200%, 2/09/2000 ...........................................         4,966,417
                                                                                                            ------------
                                                                                                              14,939,264
                                                                                                            ------------
                     Finance--21.0%
   2,500,000         Household Finance Corp., 6.000%, 1/13/2000 ......................................         2,495,000
  10,000,000         Household Finance Corp., 6.000%, 1/14/2000 ......................................         9,978,333
  10,000,000         Household Finance Corp., 6.050%, 1/20/2000 ......................................         9,968,069
   7,000,000         Household Finance Corp., Ltd. Canada, 5.920%, 1/20/2000 .........................         6,978,129
  10,000,000         CIT Group Holdings, Inc., 6.010%, 1/21/2000 .....................................         9,966,611
   5,000,000         Associates Corp. Canada, 6.000%, 1/24/2000 ......................................         4,980,833
  12,000,000         Transamerica Finance Corp. Canada, 6.050%, 1/24/2000 ............................        11,953,617
   5,000,000         General Electric Capital Corp., 5.970%, 1/25/2000 ...............................         4,980,100
   1,814,000         Transamerica Financial Group, 6.000%, 1/26/2000 .................................         1,806,442
   5,000,000         General Electric Capital Corp., 5.980%, 1/27/2000 ...............................         4,978,406
   5,000,000         General Electric Capital Corp., 5.970%, 1/28/2000 ...............................         4,977,613


              See accompanying notes to financial statements.

================================================================================

Investments as of December 31, 1999
(unaudited)

Investments--continued

  Principal
   Amount            Description                                                                              Value (a)
------------------------------------------------------------------------------------------------------------------------
                     Finance--continued
$  5,000,000         General Electric Capital Corp., 5.780%, 1/31/2000 ...............................      $  4,975,917
   5,000,000         American Express Credit Corp., 5.970%, 2/01/2000 ................................         4,974,296
  10,000,000         Associates Corp. Canada, 6.000%, 2/04/2000 ......................................         9,943,333
   2,400,000         General Electric Capital Corp., 5.820%, 2/07/2000 ...............................         2,385,644
   5,000,000         Household Finance Corp., Ltd. Canada, 5.950%, 2/08/2000 .........................         4,968,597
   5,000,000         CIT Group Holdings, Inc., 5.850%, 2/10/2000 .....................................         4,967,500
  11,000,000         American Express Credit Corp., 5.850%, 2/11/2000 ................................        10,926,713
  15,000,000         CIT Group Holdings, Inc., 5.850%, 2/11/2000 .....................................        14,900,062
   5,000,000         Household Finance Corp., Ltd. Canada, 5.940%, 2/11/2000 .........................         4,966,175
   1,900,000         General Electric Capital Corp., 6.370%, 2/14/2000 ...............................         1,885,207
   1,500,000         General Electric Capital Corp., 6.280%, 2/17/2000 ...............................         1,487,702
  10,000,000         Transamerica Financial Group, 5.850%, 2/17/2000 .................................         9,923,625
   3,100,000         Transamerica Financial Group, 5.850%, 2/18/2000 .................................         3,075,820
   7,000,000         General Electric Capital Corp., 5.780%, 2/23/2000 ...............................         6,940,434
   6,600,000         American Express Credit Corp., 5.790%, 2/24/2000 ................................         6,542,679
   8,000,000         General Electric Capital Corp., 5.850%, 2/25/2000 ...............................         7,928,500
                                                                                                            ------------
                                                                                                             173,855,357
                                                                                                            ------------
                     Insurance--8.2%
   5,000,000         Prudential Funding Corp., 5.760%, 1/10/2000 .....................................         4,992,800
   4,000,000         Prudential Funding Corp., 6.030%, 1/21/2000 .....................................         3,986,600
   7,000,000         Prudential Funding Corp., 5.730%, 1/24/2000 .....................................         6,974,374
  10,000,000         Prudential Funding Corp., 6.000%, 1/25/2000 .....................................         9,960,000
   5,000,000         Prudential Funding Corp., 6.020%, 1/25/2000 .....................................         4,979,934
   5,000,000         Prudential Funding Corp., 6.020%, 1/27/2000 .....................................         4,978,261
   2,000,000         Prudential Funding Corp., 5.790%, 2/01/2000 .....................................         1,990,028
  25,000,000         American General Corp., 5.900%, 2/15/2000 .......................................        24,815,625
   5,000,000         American General Corp., 5.900%, 2/17/2000 .......................................         4,961,486
                                                                                                            ------------
                                                                                                              67,639,108
                                                                                                            ------------
                     Pharmaceutical--1.1%
   5,000,000         American Home Products Corp., 5.980%, 1/28/2000 .................................         4,977,575
   3,815,000         American Home Products Corp., 5.720%, 1/31/2000 .................................         3,796,815
                                                                                                            ------------
                                                                                                               8,774,390
                                                                                                            ------------
                     Securities--13.3%
   5,000,000         J.P. Morgan & Co., 6.000%, 1/14/2000 ............................................         4,989,167
   8,000,000         J.P. Morgan & Co., 5.400%, 1/18/2000 ............................................         7,979,600
   5,000,000         J.P. Morgan & Co., 5.970%, 1/19/2000 ............................................         4,985,075
  10,000,000         J.P. Morgan & Co., 5.950%, 1/20/2000 ............................................         9,968,597
  10,000,000         J.P. Morgan & Co., 5.950%, 1/21/2000 ............................................         9,966,944
  10,000,000         Goldman Sachs Group, Inc., 5.760%, 1/26/2000 ....................................         9,960,000
  10,000,000         Goldman Sachs Group, Inc., 5.990%, 1/27/2000 ....................................         9,956,739
   5,000,000         Goldman Sachs Group, Inc., 6.000%, 1/28/2000 ....................................         4,977,500
   3,000,000         Goldman Sachs Group, Inc., 6.400%, 1/31/2000 ....................................         2,984,000
   7,000,000         Goldman Sachs Group, Inc., 6.430%, 1/31/2000 ....................................         6,962,492


              See accompanying notes to financial statements.

================================================================================

Investments as of December 31, 1999
(unaudited)

Investments--continued

  Principal
   Amount            Description                                                                              Value (a)
------------------------------------------------------------------------------------------------------------------------
                     Securities--continued
$  5,000,000         Merrill Lynch & Co., Inc., 5.060%, 2/01/2000 ....................................      $  4,978,214
  10,000,000         Merrill Lynch & Co., Inc., 6.150%, 2/02/2000 ....................................         9,945,333
   3,000,000         Merrill Lynch & Co., Inc., 6.270%, 2/03/2000 ....................................         2,982,758
   5,000,000         Goldman Sachs Group, Inc., 6.000%, 2/04/2000 ....................................         4,971,667
   7,000,000         Merrill Lynch & Co., Inc., 5.930%, 2/04/2000 ....................................         6,960,796
   6,000,000         Merrill Lynch & Co., Inc., 6.150%, 2/04/2000 ....................................         5,965,150
   1,500,000         Goldman Sachs Group, Inc., 6.130%, 3/29/2000 ....................................         1,477,523
                                                                                                            ------------
                                                                                                             110,011,555
                                                                                                            ------------
                     Total Commercial Paper (Cost $597,694,836) ......................................       597,694,836
                                                                                                            ------------
                     Total Investments--99.0% (Identified Cost $817,858,790) (d) .....................       817,858,790
                     Other assets less liabilities ...................................................         8,409,404
                                                                                                            ------------
                     Total Net Assets--100% ..........................................................      $826,268,194
                                                                                                            ============

(a)  See Note 1a of Notes to Financial Statements.

(b) Variable rate interest certificates are instruments whose interest rates vary with changes in a designated base rate on a specific date. This certificate resets interest daily based on the prime interest rate. The maturity date shown is the next interest reset date.

(c) The Funds investments in General Motors Acceptance Corp., which have the same coupon rate, have been aggregated for the purpose of presentation in the schedule of investments.

(d)  The aggregate cost for federal income tax purposes was $817,858,790.

Percentage of net assets invested in obligations of foreign banks or foreign branches of U.S. banks at December 31, 1999:

     Germany            12.7%                     Sweden             3.2%
     Canada             10.5%                     England            2.4%
     United States       5.5%                     France             2.2%
     Switzerland         3.6%                     Netherlands        1.6%


              See accompanying notes to financial statements.

                          TAX EXEMPT MONEY MARKET TRUST
================================================================================

Investments as of December 31, 1999
(unaudited)

Tax Exempt Obligations-- 104.2%

  Principal
    Amount           Description                                                                              Value (a)
------------------------------------------------------------------------------------------------------------------------
                     Alabama--1.3%
$  1,000,000         City Medical, 3.800%, 2/01/2000 .................................................      $  1,000,000
                                                                                                            ------------
                     Alaska--9.0%
   2,400,000         North Slope Borough, 4.600%, 1/01/2000 ..........................................         2,400,000
     500,000         Matanuska Susitna Borough, 4.000%, 3/01/2000 ....................................           500,315
   3,850,000         Alaska Industrial Development & Export Authority, 5.550%, (b) ...................         3,850,000
                                                                                                            ------------
                                                                                                               6,750,315
                                                                                                            ------------

                     Arizona--6.5%
   1,000,000         Meza Industrial Development Authority Revenue, 4.000%, 1/01/2000 ................         1,000,000
   1,150,000         Mesa Municipal Development Corp. Series 1985, 3.850%, 2/07/2000 .................         1,150,000
   1,700,000         Mesa Municipal Development Corp. Series 1985, 3.950%, 2/17/2000 .................         1,700,000
   1,000,000         Tempe Excise Tax Revenue, 3.750%, 7/01/2000 .....................................         1,001,810
                                                                                                            ------------
                                                                                                               4,851,810
                                                                                                            ------------
                     Colorado--1.6%
   1,195,000         Douglas County School District Number 1, 4.500%, 6/30/2000 ......................         1,200,159
                                                                                                            ------------
                     District of Columbia--3.2%
     400,000         District of Columbia, 7.250%, 6/01/2000 .........................................           413,955
   2,000,000         District of Columbia, 4.500%, (b) ...............................................         2,000,000
                                                                                                            ------------
                                                                                                               2,413,955
                                                                                                            ------------
                     Florida--3.3%
     300,000         Florida State Board of Regents University Improvements, 5.000%, 7/01/2000 .......           302,323
     400,000         Orlando & Orange County Expressway, 7.000%, 7/01/2000 ...........................           414,943
     740,000         Palm Beach County Industrial Development, 5.900%, (b) ...........................           740,000
   1,000,000         Collier County Industrial Development Authority, 5.500%, (b) ....................         1,000,000
                                                                                                            ------------
                                                                                                               2,457,266
                                                                                                            ------------
                     Hawaii--1.3%
   1,000,000         Honolulu City & County, 5.100%, 1/01/2000 .......................................         1,000,000
                                                                                                            ------------
                     Illinois--11.9%
     500,000         Illinois State, 4.250%, 6/01/2000 ...............................................           501,817
   1,500,000         Chicago, Illinois, 3.900%, 12/07/2000 ...........................................         1,500,000
   3,600,000         Illinois Educational Facilities Authority Revenues, 5.700%, (b) .................         3,600,000
   3,300,000         McCook Revenue, 5.450%, (b) .....................................................         3,300,000
                                                                                                            ------------
                                                                                                               8,901,817
                                                                                                            ------------
                     Iowa--5.0%
   3,700,000         Iowa Finance Authority Revenue, 5.600%, (b) .....................................         3,700,000
                                                                                                            ------------
                     Kentucky--2.2%
   1,615,000         Mayfield Multi City Lease, 5.600%, (b) ..........................................         1,615,000
                                                                                                            ------------
                     Louisiana--4.6%
   3,400,000         Caddo Parish Industrial Development Board, 5.550%, (b) ..........................         3,400,000
                                                                                                            ------------
                     Maryland--0.7%
     500,000         Montgomery County, 6.900%, 4/01/2000 ............................................           514,225
                                                                                                            ------------


              See accompanying notes to financial statements.

================================================================================

Investments as of December 31, 1999
(unaudited)

Tax Exempt Obligations -- continued

  Principal
   Amount            Description                                                                              Value (a)
------------------------------------------------------------------------------------------------------------------------
                     Massachusetts--5.4%
$  1,000,000         Massachusetts Bay State Transportation Authority, 5.000%, 3/01/2000 .............      $  1,003,170
   1,000,000         Massachusetts State Housing Finance Agency, 6.000%, 5/15/2000 ...................         1,006,522
   2,000,000         New England Education Loan Marketing Student Loan, 6.200%, 9/01/2000 ............         2,028,443
                                                                                                            ------------
                                                                                                               4,038,135
                                                                                                            ------------
                     Michigan--0.7%
     510,000         Saginaw Hospital Finance Authority Revenue, 4.000%, 7/01/2000 ...................           510,737
                                                                                                            ------------
                     Nebraska--3.7%
     500,000         American Public Energy Agency Gas, 4.000%, 6/01/2000 ............................           501,008
   2,265,000         American Public Energy Agency Gas, 3.600%, 9/01/2000 ............................         2,259,120
                                                                                                            ------------
                                                                                                               2,760,128
                                                                                                            ------------
                     Nevada--2.5%
   1,000,000         Nevada State, 5.800%, 5/01/2000 .................................................         1,008,071
     860,000         Las Vegas Convention & Visitors Authority, 4.500%, 7/01/2000 ....................           863,742
                                                                                                            ------------
                                                                                                               1,871,813
                                                                                                            ------------
                     New York--1.3%
   1,000,000         Nassau County, 4.250%, 3/15/2000 ................................................         1,001,283
                                                                                                            ------------
                     North Carolina--1.1%
     800,000         North Carolina Medical Care Hospital, 4.700%, (b) ...............................           800,000
                                                                                                            ------------
                     Ohio--2.7%
   2,000,000         County of Montgomery, Series 1998B, 3.550%, 1/14/2000 ...........................         2,000,000
                                                                                                            ------------
                     Pennsylvania--7.0%
   1,500,000         Washington County Authority Lease, 7.450%, 6/15/2000 ............................         1,569,087
   3,700,000         Washington County Authority Lease, 5.550%, (b) ..................................         3,700,000
                                                                                                            ------------
                                                                                                               5,269,087
                                                                                                            ------------
                     South Carolina--3.3%
   2,500,000         Florence County Hospital Revenue, 5.450%, (b) ...................................         2,500,000
                                                                                                            ------------
                     Tennessee--11.2%
   1,000,000         Memphis, 4.200%, 5/01/2000 ......................................................         1,003,057
   2,900,000         Metro Government Nashville Electric, 5.200%, 5/15/2000 ..........................         2,919,541
     555,000         Maury County Health and Educational, 4.200%, (b) ................................           555,000
   3,900,000         Blount County Industrial Development Board, 5.750%, (b) .........................         3,900,000
                                                                                                            ------------
                                                                                                               8,377,598
                                                                                                            ------------
                     Texas--11.3%
     675,000         West Texas Municipal Power Agency Revenue, 4.050%, 2/15/2000 ....................           675,646
   3,000,000         Texas, 4.500%, 8/31/2000 ........................................................         3,015,399
     500,000         Grapevine Industrial Development Corporation Revenue, 4.800%, (b) ...............           500,000
   1,725,000         Nueces County Health Facilities, 5.550%, (b) ....................................         1,725,000
   2,500,000         San Antonio Airport Systems Revenue, 5.550%, (b) ................................         2,500,000
                                                                                                            ------------
                                                                                                               8,416,045
                                                                                                            ------------


              See accompanying notes to financial statements.

================================================================================

Investments as of December 31, 1999
(unaudited)

Tax Exempt Obligations -- continued

  Principal
   Amount            Description                                                                              Value (a)
------------------------------------------------------------------------------------------------------------------------
                     Washington--1.3%
$  1,000,000         Clark County Public Utility District, 6.000%, 1/01/2000 .........................      $  1,000,000
                                                                                                            ------------
                     Wisconsin--2.1%
   1,600,000         Wisconsin Health & Educational Facilities, 5.500%, (b) ..........................         1,600,000
                                                                                                            ------------
                     Total Investments--104.2% (Identified Cost $77,949,373) (c) .....................        77,949,373
                     Other assets less liabilities ...................................................        (3,154,997)
                                                                                                            ------------
                     Total Net Assets--100% ..........................................................      $ 74,794,376
                                                                                                            ============

(a)  See Note 1a of Notes to Financial Statements.

(b) Floating rate notes are instruments whose interest rates vary with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks.

(c)  The aggregate cost for federal income tax purposes was $77,949,373.


                See accompanying notes to financial statements.

                       STATEMENTS OF ASSETS & LIABILITIES
================================================================================

December 31, 1999
(unaudited)


                                                                                 Cash Management Trust      Tax Exempt
                                                                                      Money Market         Money Market
                                                                                         Series               Trust
                                                                                 ---------------------    -------------
ASSETS
   Investments at value ......................................................       $ 817,858,790        $  77,949,373
   Cash ......................................................................             148,977                    0
   Receivable for:
      Shares sold ............................................................           9,555,141               59,071
      Interest ...............................................................           8,003,942              639,607
                                                                                     -------------        -------------
                                                                                       835,566,850           78,648,051

LIABILITIES
   Payable for:
      Securities purchased ...................................................                   0            1,500,000
      Shares redeemed ........................................................           7,638,638            2,141,816
      Dividends declared .....................................................             963,817               57,939
      Custodial bank .........................................................                   0               21,410
   Accrued expenses:
      Management fees ........................................................             294,256               41,495
      Deferred trustees' fees ................................................              79,588               36,539
      Accounting and administrative ..........................................              34,018                6,296
      Other expenses .........................................................             288,339               48,180
                                                                                     -------------        -------------
                                                                                         9,298,656            3,853,675
                                                                                     -------------        -------------
NET ASSETS ...................................................................       $ 826,268,194        $  74,794,376
                                                                                     =============        =============

   Net assets consist of:
      Capital paid in Class A shares .........................................       $ 630,827,114        $  74,502,908
      Capital paid in Class B shares .........................................          25,873,074              291,468
      Capital paid in Class C shares .........................................           2,681,473                    0
      Capital paid in Class Y shares .........................................         166,724,230                    0
      Undistributed net investment income ....................................             165,857                    0
      Accumulated net realized gains (losses) ................................              (3,554)                   0
                                                                                     -------------        -------------
NET ASSETS ...................................................................       $ 826,268,194        $  74,794,376
                                                                                     =============        =============

Shares of beneficial interest outstanding, no par value
      Class A shares .........................................................         630,827,114           74,502,908
      Class B shares .........................................................          25,873,074              291,468
      Class C shares .........................................................           2,681,473                    0
      Class Y shares .........................................................         166,724,230                    0
                                                                                     -------------        -------------
Shares of beneficial interest outstanding ....................................         826,105,891           74,794,376
                                                                                     =============        =============

      Net asset value per share Class A, Class B, Class C and Class Y shares*        $        1.00        $        1.00
                                                                                     =============        =============

Cost of investments ..........................................................       $ 817,858,790        $  77,949,373
                                                                                     =============        =============

* Shares of the series are sold and redeemed at net asset value (net assets / shares of beneficial interest outstanding).


                See accompanying notes to financial statements.

                            STATEMENTS OF OPERATIONS
================================================================================

Six Months Ended December 31, 1999
(unaudited)


                                                                                 Cash Management Trust      Tax Exempt
                                                                                      Money Market         Money Market
                                                                                         Series               Trust
                                                                                 ---------------------    -------------
INVESTMENT INCOME
   Interest ..................................................................       $ 23,190,327         $  1,480,880
                                                                                     ------------         ------------

   Expenses
      Management fees ........................................................          1,763,023              168,728
      Trustees' fees .........................................................             19,093                5,635
      Accounting and administrative ..........................................            112,479               16,297
      Custodian ..............................................................             81,697               23,698
      Transfer agent .........................................................          1,186,855               64,839
      Service Fees - Class Y .................................................            196,270                    0
      Audit and tax services .................................................             12,230               12,600
      Legal ..................................................................             15,530                2,087
      Printing ...............................................................             39,770                4,927
      Registration ...........................................................             35,622               30,021
      Miscellaneous ..........................................................             65,812                4,834
                                                                                     ------------         ------------
   Total expenses ............................................................          3,528,381              333,666
                                                                                     ------------         ------------
   Less - waiver of fee by investment adviser and distributor ................                  0              (59,611)
                                                                                     ------------         ------------
   Net expenses ..............................................................          3,528,381              274,055
                                                                                     ------------         ------------
   Net investment income .....................................................         19,661,946            1,206,825

REALIZED GAIN (LOSS) on INVESTMENTS
   Realized gain (loss) on investments - net .................................             (1,111)              (7,746)
                                                                                     ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ........................       $ 19,660,835         $  1,199,079
                                                                                     ============         ============


                See accompanying notes to financial statements.

                       STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                              Cash Management Trust                        Tax Exempt
                                                               Money Market Series                      Money Market Trust
                                                        -----------------------------------     ------------------------------------
                                                                               Six Months                              Six Months
                                                                                 Ended                                   Ended
                                                           Year Ended         December 31,         Year Ended         December 31,
                                                            June 30,              1999              June 30,             1999
                                                              1999            (unaudited)             1999            (unaudited)
                                                        ---------------     ---------------     ---------------     ---------------
FROM OPERATIONS
   Net investment income ...........................    $    34,641,250     $    19,661,946     $     2,145,371     $     1,206,825
   Net realized gain (loss) on investments .........              2,470              (1,111)                  0              (7,746)
                                                        ---------------     ---------------     ---------------     ---------------
   Increase (decrease) in net assets
       from operations .............................         34,643,720          19,660,835           2,145,371           1,199,079
                                                        ---------------     ---------------     ---------------     ---------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income (a)
       Class A .....................................        (27,834,505)        (15,474,360)         (2,145,371)         (1,199,079)
       Class B .....................................           (723,507)           (529,567)                  0                   0
       Class C .....................................            (67,961)            (59,528)                  0                   0
       Class Y .....................................         (6,017,747)         (3,550,457)                  0                   0
                                                        ---------------     ---------------     ---------------     ---------------
                                                            (34,643,720)        (19,613,912)         (2,145,371)         (1,199,079)
                                                        ---------------     ---------------     ---------------     ---------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from the sale of shares ................      2,516,699,035       1,153,250,361         120,150,365          57,579,443
   Net asset value of shares issued in
      connection with the reinvestment
      of dividends from net investment
      income and distributions from
      net realized gains ...........................         33,335,258          18,000,676           2,119,382           1,118,773
   Cost of shares redeemed .........................     (2,449,436,758)     (1,156,893,309)       (111,188,492)        (68,782,620)
                                                        ---------------     ---------------     ---------------     ---------------
Total increase (decrease) in net assets
   derived from capital share transactions .........        100,597,535          14,357,728          11,081,255         (10,084,404)
                                                        ---------------     ---------------     ---------------     ---------------
   Total increase (decrease) in net assets .........        100,597,535          14,404,651          11,081,255         (10,084,404)
NET ASSETS
      Beginning of the period ......................        711,266,008         811,863,543          73,797,525          84,878,780
                                                        ---------------     ---------------     ---------------     ---------------
      End of the period (b) ........................    $   811,863,543     $   826,268,194     $    84,878,780     $    74,794,376
                                                        ===============     ===============     ===============     ===============

(a) Amounts distributed include a net realized gain (loss) of $2,470 and ($1,111) for the Cash Management Trust Money Market Series for the year ended June 30, 1999 and the six months ended December 31, 1999, respectively, and ($7,746) for the Tax Exempt Money Market Trust for the six months ended December 31, 1999.

(b) Including undistributed (overdistributed) net investment income of $116,821 and $119,034 for the Cash Mnanagement Trust Money Market Series for the year ended June 30, 1999 and the six months ended December 31, 1999, respectively.


                See accompanying notes to financial statements.

                              FINANCIAL HIGHLIGHTS
================================================================================

                                                         Cash Management Trust Money Market Series -- Classes A, B, C
                                               ---------------------------------------------------------------------------------
                                                                                                                      Six Months
                                                                                                                         Ended
                                                              Year Ended June 30,                                     December 31,
                                               ------------------------------------------------------------------        1999
                                                  1995         1996           1997            1998(a)      1999       (unaudited)
                                               ------------------------------------------------------------------      ---------
Net Asset Value, Beginning of Period ........  $  1.0000    $  1.0000      $  1.0000       $  1.0000    $  1.0000      $  1.0000
                                               ---------    ---------      ---------       ---------    ---------      ---------
Income From Investment Operations
Net Investment Income (Loss) ................     0.0469       0.0482         0.0467          0.0488       0.0445         0.0221
Net Realized and Unrealized Gain
  (Loss) on Investments .....................     0.0000       0.0002         0.0000          0.0000       0.0000         0.0000
                                               ---------    ---------      ---------       ---------    ---------      ---------
Total From Investment Operations ............     0.0469       0.0484         0.0467          0.0488       0.0445         0.0221
                                               ---------    ---------      ---------       ---------    ---------      ---------
Less Distributions
Dividends From Net Investment Income ........    (0.0469)     (0.0484)(b)    (0.0465)(b)     (0.0488)     (0.0445)(b)    (0.0221)(b)
Distributions From Net Realized Capital Gains     0.0000       0.0000        (0.0002)         0.0000       0.0000         0.0000
                                               ---------    ---------      ---------       ---------    ---------      ---------
Total Distributions .........................    (0.0469)     (0.0484)       (0.0467)        (0.0488)     (0.0445)       (0.0221)
                                               ---------    ---------      ---------       ---------    ---------      ---------
Net Asset Value, End of the Period ..........  $  1.0000    $  1.0000      $  1.0000       $  1.0000    $  1.0000      $  1.0000
                                               =========    =========      =========       =========    =========      =========
Total Return (%) ............................        4.8          5.0            4.8             5.0          4.6            2.4
Ratio of Operating Expenses to
  Average Net Assets (%) ....................       0.88         0.90           0.88            0.84         0.84           0.83(c)
Ratio of Net Investment Income to
  Average Net Assets (%) ....................       4.67         4.85           4.66            4.88         4.46           4.66(c)
Net Assets, End of the Period (000) .........  $ 649,808    $ 663,621      $ 698,659       $ 607,406    $ 664,609      $ 659,511


(a)  Class C shares commenced operations March 1, 1998.

(b)  Including net realized gain (loss) on investments.

(c)  Computed on an annualized basis.



                                                                    Cash Management Trust Money Market Series -- Class Y
                                                                   -----------------------------------------------------
                                                                                                          Six Months
                                                                   February 27(a)         Year              Ended
                                                                      through             Ended        December 31, 1999
                                                                   June 30, 1998       June 30,1999       (unaudited)
                                                                   -------------       ------------    -----------------
Net Asset Value, Beginning of Period ..........................      $  1.0000          $  1.0000          $  1.0000
                                                                     ---------          ---------          ---------
Income From Investment Operations
Net Investment Income (Loss) ..................................         0.0169             0.0448             0.0216
Net Realized and Unrealized Gain
  (Loss) on Investments .......................................         0.0000             0.0000             0.0000
                                                                     ---------          ---------          ---------
Total From Investment Operations ..............................         0.0169             0.0448             0.0216
                                                                     ---------          ---------          ---------
Less Distributions
Dividends From Net Investment Income ..........................        (0.0169)           (0.0448)(b)        (0.0216)(b)
Distributions From Net Realized Capital Gains .................         0.0000             0.0000             0.0000
                                                                     ---------          ---------          ---------
Total Distributions ...........................................        (0.0169)           (0.0448)           (0.0216)
                                                                     ---------          ---------          ---------
Net Asset Value, End of the Period ............................      $  1.0000          $  1.0000          $  1.0000
                                                                     =========          =========          =========
Total Return (%) ..............................................            1.7                4.6                2.3
Ratio of Operating Expenses to Average Net Assets (%) .........           0.74(c)            0.82               0.82(c)
Ratio of Net Investment Income to Average Net Assets (%) ......           4.98(c)            4.44               4.66(c)
Net Assets, End of the Period (000) ...........................      $ 103,860          $ 147,254          $ 166,757


(a)  Commencement of operations.

(b)  Including net realized gain (loss) on investments.

(c)  Computed on an annualized basis.


                See accompanying notes to financial statements.

                              FINANCIAL HIGHLIGHTS
================================================================================


                                                                 Tax Exempt Money Market Trust -- Classes A & B
                                                   -----------------------------------------------------------------------------
                                                                                                                      Six Months
                                                                                                                         Ended
                                                                         Year Ended June 30,                          December 31,
                                                   ----------------------------------------------------------------      1999
                                                      1995         1996         1997            1998         1999     (unaudited)
                                                   ---------    ---------    ---------       ---------    ---------    ---------
Net Asset Value, Beginning of Period               $  1.0000    $  1.0000    $  1.0000       $  1.0000    $  1.0000    $  1.0000
                                                   ---------    ---------    ---------       ---------    ---------    ---------
Income From Investment Operations
Net Investment Income (Loss) .......                  0.0314       0.0327       0.0314          0.0323       0.0276       0.0136
Net Realized and Unrealized Gain
  (Loss) on Investments ............                  0.0000       0.0000       0.0001          0.0000       0.0000       0.0000
                                                   ---------    ---------    ---------       ---------    ---------    ---------
Total From Investment Operations ...                  0.0314       0.0327       0.0315          0.0323       0.0276       0.0136
                                                   ---------    ---------    ---------       ---------    ---------    ---------
Less Distributions
Dividends From Net Investment Income                 (0.0314)     (0.0327)     (0.0315)(a)     (0.0323)     (0.0276)     (0.0136)(a)
                                                   ---------    ---------    ---------       ---------    ---------    ---------
Total Distributions ................                 (0.0314)     (0.0327)     (0.0315)        (0.0323)     (0.0276)     (0.0136)
                                                   ---------    ---------    ---------       ---------    ---------    ---------
Net Asset Value, End of the Period .               $  1.0000    $  1.0000    $  1.0000       $  1.0000    $  1.0000    $  1.0000
                                                   =========    =========    =========       =========    =========    =========
Total Return (%) ...................                     3.2          3.3          3.2             3.3          2.8          1.4
Ratio of Operating Expenses to
  Average Net Assets (%) (b) .......                    0.56         0.56         0.56            0.60         0.65         0.65(c)
Ratio of Net Investment Income to
  Average Net Assets (%) ...........                    3.15         3.29         3.17            3.23         2.76         4.45(c)
Net Assets, End of the Period (000)                $  67,797    $  64,897    $  67,736       $  73,798    $  84,879    $  74,794

(a)  Including net realized gain (loss)
     on investments.

(b)  The Ratio of operating expenses to average
     net assets without giving effect to the
     voluntary expense limitation and voluntary
     fee waiver described in Note 3 to the financial
     statements would have been:                        0.85         0.90         0.85            0.85         0.80         0.80(c)

(c)  Computed on an annualized basis.


                See accompanying notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS
================================================================================
For the Six Months Ended December 31, 1999
(unaudited)

1. Significant Accounting Policies. Nvest Funds (formerly known as New England Funds) Cash Management Trust Money Market Series and Nvest Funds Tax Exempt Money Market Trust (the "Trusts") are registered under the Investment Company Act of 1940, as amended, as diversified, open-end investment companies. The Cash Management Trust Money Market Series seeks maximum current income consistent with the preservation of capital and liquidity. The Tax Exempt Money Market Trust seeks current income exempt from federal income taxes consistent with preservation of capital and liquidity.

Nvest Cash Management Trust Money Market Series -- The Trust's Agreement and Declaration of Trust permits the issuance of an unlimited number of shares of beneficial interest, no par value. The Trust commenced its public offering of Class B shares on September 13, 1993, Class C shares on March 1, 1998 and Class Y shares on February 27, 1998. Class A, B and C shares were offered to enable investors in each class of the Nvest Stock or Bond Funds to invest in money market shares. Class A, B and C shares are identical and may be subject to a contingent deferred sales charge upon redemption if the shares were acquired by exchange of Class A, Class B or C shares of a stock or bond fund. Class Y shares are intended for institutional investors with a minimum of $1 million to invest.

Nvest Tax Exempt Money Market Trust -- The Trust's Agreement and Declaration of Trust permits the issuance of an unlimited number of shares of beneficial interest, no par value. Effective September 13, 1993, the Trust began offering two classes of shares, Class A and Class B, in order to enable investors in either class of the Nvest Stock or Bond Funds to invest in money market shares. Class A and B shares are identical and may be subject to a contingent deferred sales charge upon redemption if the shares were acquired by exchange of Class A or Class B shares of a stock or bond fund.

The following is a summary of significant accounting policies followed by the Trusts in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Security Valuation. The Trusts employ the amortized cost method of security valuation as set forth in Rule 2a-7 under the Investment Company Act of 1940 which, in the opinion of the trustees of each Trust, represents the fair value of the particular security. The amortized cost of a security is determined by valuing it at original cost and thereafter accreting any discount or amortizing any premium on a straight-line basis.

b. Repurchase Agreements. The Trusts, through their custodian, receive delivery of the underlying securities collateralizing repurchase agreements. It is the Trusts' policy that the market value of the collateral be at least equal to 100% of the repurchase price. The subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the portfolio's ability to dispose of the underlying security.

================================================================================
For the Six Months Ended December 31, 1999
(unaudited)

c. Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of the securities is determined on the identified cost basis.

d. Federal Income Taxes. The Cash Management Trust Money Market Series and the Tax Exempt Money Market Trust intend to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to their shareholders all of their taxable and tax exempt income. Accordingly, no provision for federal income tax has been made.

The Tax Exempt Money Market Trust has designated 100% of dividends paid from net investment income during the six months ended December 31, 1999, as tax exempt for federal income tax purposes.

e. Dividends and Distributions to Shareholders. Dividends are declared daily to shareholders of record at the time and are paid monthly. Long term gain distributions, if any, will be made annually.

f. Other. Each of the Trusts invests primarily in a portfolio of money market instruments maturing in 397 days or less whose ratings are within the two highest ratings categories of a nationally recognized rating agency or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Trusts to meet their obligations may be affected by foreign economic, political and legal developments in the case of foreign banks or foreign branches or subsidiaries of U.S. banks, or domestic economic developments in a specific industry, state or region.

2.   Investment Transactions.

Nvest Cash Management Trust Money Market Series -- Purchases and sales or maturities of short-term obligations, including securities purchased subject to repurchase agreements, aggregated $3,578,680,333 and $3,593,036,547, respectively.

Nvest Tax Exempt Money Market Trust -- Purchases and sales or maturities of short-term obligations aggregated $119,184,560 and $128,405,600, respectively.

3.   Investment Advisory Fees and Other Transactions with Affiliates.

a. Management Fees and Other Transactions with Affiliates. During the six months ended December 31, 1999, the Trusts incurred management fees payable to the Trusts' investment adviser, Nvest Funds Management L.P. ("Nvest Management") and subadviser, Back Bay Advisors L.P. ("Back Bay"). Certain officers and directors of Nvest Management are also officers and trustees of the Trusts. Nvest Management and Back Bay are wholly-owned subsidiaries of Nvest Companies, L.P. ("Nvest"), which is a subsidiary of Metropolitan Life Insurance Company.

Nvest Cash Management Trust Money Market Series -- Under the management agreement, the Trust pays

================================================================================
For the Six Months Ended December 31, 1999
(unaudited)

to its investment adviser, Nvest Management, a monthly fee based on the annual percentage rates of its corresponding average daily net asset values set forth below. The management fee is reduced by the amount of subadvisory fees paid by the Trust directly to the subadviser as described below.

Under the same management agreement, Nvest Management pays to its investment subadviser, Back Bay, a monthly fee based on the annual percentage rates of its corresponding average daily net asset values set forth below:


                                  Annual Percentage               Annual Percentage
                                       Rate of                  Rate of Advisory Fees
                                    Advisory Fees             Paid by Nvest Management
                               Paid to Nvest Management      to the Subadviser, Back Bay
                               ------------------------      ---------------------------
the first $500 million                  0.425%                         0.205%
the next $500 million                   0.400%                         0.180%
the next $500 million                   0.350%                         0.160%
the next $500 million                   0.300%                         0.140%
amounts in excess of $2 billion         0.250%                         0.120%

                    Fees Earned
                    -----------
                    Nvest Management         $ 935,099
                    Back Bay                 $ 827,924

The effective annualized management fee for the six months ended December 31, 1999 was 0.41%.

Nvest Tax Exempt Money Market Trust -- The Trust pays management fees to its investment adviser, Nvest Management, at the annual rate of 0.40% of the first $100 million of the Trust's average daily net assets and 0.30% of such assets in excess of $100 million. Nvest Management pays management fees to its investment subadviser, Back Bay, at the rate of 0.20% of the first $100 million of the Trust's average daily net assets and 0.15% of such assets in excess of $100 million. Fees earned by Nvest Management and Back Bay under the management agreements in effect during the six months ended December 31, 1999 are as follows:

                    Fees Earned (a)
                    ---------------
                    Nvest Management         $ 84,364
                    Back Bay                 $ 84,364

(a)  Before reduction pursuant to expense limitations.

The effective annualized management fee for the six months ended December 31, 1999 was 0.40%.

Effective January 1, 1998 Nvest Management and Back Bay voluntarily agreed, until further notice, to reduce the management fee and, if necessary, to assume Trust expenses in order to limit the expenses to 0.65 of 1% of average daily net assets. As a result of Trust expenses exceeding the expense limitation, for the six months ended December 31, 1999 Nvest Management and Back Bay reduced their fees by $29,806 and $29,805 respectively.

================================================================================
For the Six Months Ended December 31, 1999
(unaudited)

b. Accounting and Administrative Expense. Nvest Services Company, Inc. ("NSC") is a wholly owned subsidiary of Nvest and performs certain accounting and administrative services for the Trusts. Each Trust reimburses NSC for all or part of NSC's expenses of providing these services which include the following
(i) expenses for personnel performing bookkeeping, accounting, and financial reporting functions and clerical functions relating to the Trusts, and (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Trusts or regulatory authorities and reports and questionnaires for SEC compliance. For the six months ended December 31, 1999, these expenses amounted to $ 112,479 for the Cash Management Trust Money Market Series and $16,297 for the Tax Exempt Money Market Trust.

c. Transfer Agent Fees. NSC is the transfer and shareholder servicing agent for the Trusts and Boston Financial Data Services serves as the sub-transfer agent for the Trusts. For the six months ended December 31, 1999, the Cash Management Trust Money Market Series and Tax Exempt Money Market Trust paid $736,875 and $32,928 respectively, to NSC as compensation for its services in that capacity. Class Y shares of Cash Management Trust Money Market Series bear a sub-transfer agent fee of 0.10% of average daily net assets charged by National Financial Services Corporation.

d. Service Fee. The Cash Management Trust Money Market Series Class Y shares bear a service charge of 0.25% annually of the Class Y average daily net assets which will be paid by the Fund to such investment advisers, financial planners and broker-dealers, including New England Securities Corporation, for services provided by them to service accounts on behalf of Class Y shares of the Fund under a service agreement. For the six months ended December 31, 1999 the Fund paid $196,270 in service fees.

e. Trustees Fees and Expenses. The Trusts do not pay any compensation directly to its officers or trustees who are directors, officers or employees of Nvest Management, Nvest Funds, L.P., Nvest, NSC or their affiliates, other than registered investment companies. Each other Trustee receives a retainer fee at the annual rate of $40,000 and meeting attendance fees of $3,500 for each meeting of the Board of Trustees attended. Each committee member receives an additional retainer fee at the annual rate of $6,000 while each committee chairman receives a retainer fee (beyond the $6,000 fee) at the annual rate of $4,000. These fees are allocated to the various Nvest Funds based on a formula that takes into account, among other factors, the relative net assets of each Trust.

A deferred compensation plan is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been, had it been invested in the Trusts or certain other Nvest Funds on the normal payment date. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

4. Concentration of Credit. The Tax Exempt Money Market Trust had the following industry concentrations in excess of 10% on December 31, 1999 as a percentage of the Trust's total net assets: General Obligations (15.6%) and Hospitals (27.9%). The Trust also had more than 10% of its total net assets backed by letters of credit with American Municipal Bond Assurance Corp. (11.4%) and Municipal Bond Investors Assurance Corp. (10.9%).

                                  NVEST FUNDS
================================================================================

   LARGE-CAP EQUITY FUNDS                     GLOBAL/INTERNATIONAL EQUITY
     Capital Growth Fund                          Star Worldwide Fund
     Kobrick Growth Fund                        International Equity Fund
         Growth Fund
   Growth and Income Fund                        CORPORATE INCOME FUNDS
        Balanced Fund                       Short Term Corporate Income Fund
         Value Fund                                 Bond Income Fund
                                                    High Income Fund
                                                 Strategic Income Fund
    ALL-CAP EQUITY FUNDS
     Star Advisers Fund                         GOVERNMENT INCOME FUNDS
    Kobrick Capital Fund                   Limited Term U.S. Government Fund
        Bullseye Fund                          Government Securities Fund
     Equity Income Fund
                                                  MONEY MARKET FUNDS*
   SMALL-CAP EQUITY FUNDS                        Cash Management Trust
    Star Small Cap Fund                       Tax Exempt Money Market Trust
Kobrick Emerging Growth Fund           *An investment in the Fund is not insured
                                                or guaranteed by the FDIC
                                             or any other government agency

                             TAX-FREE INCOME FUNDS
                             Municipal Income Fund
                           Intermediate Term Tax Free
                               Fund of California
                       Massachusetts Tax Free Income Fund

To learn more, and for a free prospectus, contact your financial representative.

                    Visit our Web site at www.nvestfunds.com
                          Nvest Funds Distributor, L.P.
                               399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478

  This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains information about distribution charges, management and other items of interest.
    Investors are advised to read the prospectus carefully before investing.

Nvest Funds Distributor, L.P., and other firms selling shares of Nvest Funds are members of the National Association of Securities Dealers, Inc. (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting the NASD at 800-289-9999 or by visiting their Web site at www.NASDR.com.

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       Where The Best Minds Meet(R)


---------------------
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Boston, Massachusetts

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